UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07096
                 ----------------------------------------------

                   Investment Grade Municipal Income Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2003

Item 1. Reports to Stockholders.

[LOGO] UBS Global Assets
           Management

Investment Grade Municipal
Income Fund Inc.
Annual Report
September 30, 2003

Investment Grade Municipal Income Fund Inc.

--------------------------------------------------------------------------------
Investment Grade Municipal Income Fund Inc.

Investment Goal:
High level of current income exempt from federal income tax, consistent with preservation of capital.

Portfolio Manager:
William Veronda, UBS Global Asset Management (US) Inc.

Commencement:
November 6, 1992

NYSE Symbol:
PPM

Dividend Payments:
Monthly
--------------------------------------------------------------------------------

November 14, 2003

Dear Shareholder,

We present you with the annual report for Investment Grade Municipal Income Fund Inc. for the fiscal year ended September 30, 2003.

Performance

For the fiscal year ended September 30, 2003, Investment Grade Municipal Income Fund Inc.'s net asset value return was 6.31%. On a market price basis, the Fund's return was 2.76%. Over the same period, the Lipper General Municipal Debt Fund (Leveraged) Median's net asset value and market price returns were 4.52% and 3.47%, respectively. (For more performance information, please refer to "Performance At A Glance" on page 6).

The Fund used leverage during the fiscal year, which was 32.1% of total assets as of September 30, 2003. Leverage can magnify returns on the upside and on the downside, and can create wider dispersions of returns within the Fund's peer group.

An Interview with Portfolio Manager William Veronda

Q. Can you describe the economic environment during the reporting period?

A. Economic growth was mixed during the fiscal year. Fourth quarter 2002 gross domestic product (GDP) growth came in at 1.4%, a substantial decline from the 4.0% figure posted in the prior quarter. It was clear that the prospect of a war in Iraq, ongoing threats of terrorism, turmoil in the Middle East, tepid corporate spending and a weak stock market had all served to undermine the economy.

   This figure would remain unchanged in the first quarter of 2003, but the news was more positive in the second quarter. Significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an up-tick in economic growth that ultimately resulted in a final second quarter 2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP estimate of


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                                                                               1

Investment Grade Municipal Income Fund Inc.

   7.2%--far higher than anticipated, and the sharpest recorded advance since 1984. Consumer and business spending provided significant impetus behind this figure; consumer spending rose 6.6%, its highest rate since 1988, while business spending surged 11.1%, its best posting since the first quarter of 2000.

Q. What were some other notable factors affecting the economy?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income on hand.

   Conversely, for much of the period, corporations postponed major purchases as they waited for clearer indications of a sustainable economic upturn. More recently, there have been early signs that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will create new jobs.

Q. How did the Federal Reserve Board (the "Fed") react in this environment?

A. As the fiscal year began, the federal funds rate was at 1.25%--unchanged since November 2002. The Fed had taken the position that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed made it clear that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

   Since that time, the Fed has remained "on hold." More recently, at its September 16, 2003 meeting, the Fed rationalized this stance by noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q. How did the overall municipal market perform during the fiscal year?

A. During the first eight months of the period, yields fell and prices rose as investors were drawn to the relative safety offered by fixed income securities, including municipal bonds, amid ongoing economic and geopolitical uncertainty. This scenario changed when, beginning in June 2003, fixed income prices began to fall.


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2

Investment Grade Municipal Income Fund Inc.

   The combined forces that triggered this selloff were a less-than-hoped-for cut in the fed funds rate, a lessening of concerns regarding the potential for widespread deflation, and increasing fears that an improving economy would lead to higher inflation and a less accommodative fiscal policy. The selloff gained momentum in July before stabilizing during August and September of 2003. Mixed signals in terms of the economy--including stubbornly high unemployment--coupled with heightened geopolitical concerns, helped the bond market recoup some of its losses late in the review period.

Q. Much has been said about the country's rising budget deficit. How has this affected the municipal bond market?

A. At the federal level, the US Treasury Department estimates that the federal budget deficit was between $370 and $380 billion as of the fiscal year ended September 30, 2003. On a state and local level, budgets that were developed using a "best case" scenario that factored in a strong economy and robust capital gains revenues, operated in an environment characterized by an uneven economy and a lengthy bear market. As a result, tax revenues were less than projected. Although the final numbers have not yet been released, it is projected that over 90% of the states are experiencing shortfalls, and state and local budget deficits could ultimately come in at $50 billion for the fiscal year. Furthermore, many states expect budget shortfalls for fiscal year 2004. While a portion of the state and local shortfalls has been met by drawing down on previous surpluses, these have now been largely depleted. As a result, federal, state and local governments have increased their debt issuance. To a great extent, the marketplace has thus far absorbed this added supply.

Q. How did you position the Fund's portfolio during the reporting period?

A. The Fund's duration was generally in line with that of the Lehman Municipal Bond Index during the period. In terms of sector positioning, we continued to emphasize essential service revenue bonds, including those issued by revenue-producing utilities such as water and sewer authorities. We also liked the fundamentals of certain airport revenue bonds. While there continue to be problems with the airline industry, the need for airfreight and transportation remains, and demand should increase as the economy strengthens.

   We selectively purchased some lower medium-grade bonds that pay superior yields and, in our opinion, also have excellent prospects for credit improvement in the future. Two examples are North Carolina Eastern Municipal Power Authority, with a 5.50% coupon maturing in 2012, and Susquehanna Regional Airport, which yields 5.40% and matures in 2018.


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Q. Can you give an example of a noteworthy performer during the period?

A. We had a number of holdings that appreciated significantly in price during the period, which we subsequently sold because we felt they had become overvalued. One of these was Triborough Bridge and Tunnel Authority, a New York revenue bond.

Q. Can you provide some examples of holdings that did not meet your expectations?

A. Securities in the portfolio are constantly monitored in order to identify possible signs of deteriorating underlying credits. During the period, we sold several holdings that fell into this category. For example, we sold Delta, Michigan bonds that were secured by the Meade Westvaco Company--a leading global paper producer that owns and operates a Delta-based papermill--after diminishing demand in the paper industry resulted in declining profitability.

Q. Were there any material changes to your investment strategy during the period?

A. Up until recently, the Fund had a policy of investing substantially all of its assets in municipal obligations having maturities in excess of 10 years at the time of purchase. In July 2003, the Fund's Board of Directors approved the elimination of this restriction, allowing the Fund increased freedom to invest in shorter-term securities. As a result, while we anticipate that the majority of the Fund's portfolio will retain its longer-term bias, this change will allow us greater flexibility in pursuing compelling opportunities in the marketplace. For example, in the time since the policy change went into effect, we purchased a block of Chicago Park District bonds, which are due in 2021 and offer a very attractive 5.70% coupon. We also added San Antonio Texas Electric and Gas revenue bonds, which are due in 2010 and are yielding 5.25%, and Kansas Water Pollution bonds, which are due in 2011 and have a 5.00% coupon.

Q. How do you anticipate positioning the Fund's portfolio going forward?

A. Looking ahead, we anticipate keeping the Fund's duration close to that of the Lehman Municipal Bond Index. As we've seen in recent months, interest rate movements can occur rapidly. Given the mixed signals in terms of the economy, we expect that this type of volatility will continue in the months ahead. In terms of the underlying portfolio, we expect to continue our long-held emphasis on essential service revenue bonds, especially in light of the mounting budget deficits. We also expect to maintain our high-quality bias,


--------------------------------------------------------------------------------
4

Investment Grade Municipal Income Fund Inc.

   and to continue to employ careful credit analysis on securities being considered for the Fund, as well as on those currently held in the portfolio.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

/s/ JOSEPH A. WARNAS

Joseph A. Varnas
President
Investment Grade Municipal Income Fund Inc.
Managing Director
UBS Global Asset Management (US) Inc.

/s/ WILLIAM VERONDA

William Veronda
Portfolio Manager
Investment Grade Municipal Income Fund Inc.
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


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                                                                               5

Investment Grade Municipal Income Fund Inc.

Performance At A Glance

Average Annual Return, Periods Ended 9/30/03

Net Asset Value Return                                      6 months      1 year      5 years     10 years
==========================================================================================================
Investment Grade Municipal Income Fund Inc.                    3.44%        6.31%       5.40%       5.73%
----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) Median         3.80%        4.52%       5.74%       6.10%
----------------------------------------------------------------------------------------------------------

Market Price Return
==========================================================================================================
Investment Grade Municipal Income Fund Inc.                    4.21%        2.76%       5.54%       6.36%
----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) Median         4.21%        3.47%       5.57%       5.81%
----------------------------------------------------------------------------------------------------------

Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods less than one year are cumulative.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

Share Price, Dividend and Yields as of 9/30/03
=======================================================================
Market Price                                                     $14.86
-----------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)    $16.31
-----------------------------------------------------------------------
12-Month Net Investment Income Dividend (ended 9/30/03)           $0.96
-----------------------------------------------------------------------
September 2003 Dividend                                           $0.08
-----------------------------------------------------------------------
Market Yield*                                                     6.46%
-----------------------------------------------------------------------
NAV Yield*                                                        5.89%
-----------------------------------------------------------------------
IPO Yield*                                                        6.40%
=======================================================================

* Market yield is calculated by multiplying the September dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the September dividend by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the September dividend by 12 and dividing by the initial public offering price. Prices and yields will vary.


--------------------------------------------------------------------------------
6

Investment Grade Municipal Income Fund Inc.

Portfolio Statistics

Characteristics                  9/30/03                       3/31/03                       9/30/02
====================================================================================================
Net Assets Applicable to
Common Shareholders (mm)          $168.9                        $168.2                        $170.5
----------------------------------------------------------------------------------------------------
Weighted Average Maturity*      13.0 yrs                      13.4 yrs                      13.7 yrs
----------------------------------------------------------------------------------------------------
Weighted Average Duration*       6.3 yrs                       5.5 yrs                       4.7 yrs
----------------------------------------------------------------------------------------------------
Weighted Average Coupon*            5.4%                          5.6%                          5.8%
----------------------------------------------------------------------------------------------------
AMT Paper**                           0%                            0%                            0%
----------------------------------------------------------------------------------------------------
Leverage**                         32.1%                         32.1%                         31.3%
----------------------------------------------------------------------------------------------------
Callable/Maturing Within
 Five Years*                        5.8%                         13.9%                         19.1%
----------------------------------------------------------------------------------------------------
Callable/Maturing Beyond
 Five Years*                       94.2%                         86.1%                         80.9%
====================================================================================================
Credit Quality***                9/30/03                       3/31/03                       9/30/02
====================================================================================================
AAA/Aaa                            50.7%                         63.7%                         66.6%
----------------------------------------------------------------------------------------------------
AA/Aa                              37.3                          31.9                          30.2
----------------------------------------------------------------------------------------------------
A/A                                16.0                          16.8                          12.5
----------------------------------------------------------------------------------------------------
BBB/Baa                            18.8                          13.1                          14.4
----------------------------------------------------------------------------------------------------
BB/Ba                               0.9                            --                           0.4
----------------------------------------------------------------------------------------------------
SP-1/MIG-1                          6.9                           7.3                           7.1
----------------------------------------------------------------------------------------------------
A1/P1                                --                            --                           4.3
----------------------------------------------------------------------------------------------------
Nonrated                           12.9                          13.3                          12.4
----------------------------------------------------------------------------------------------------
Other Assets in Excess
 of Liabilities                     3.8                           1.5                            --
----------------------------------------------------------------------------------------------------
Liabilities in Excess of Cash
 and Other Assets                    --                            --                          (1.0)
----------------------------------------------------------------------------------------------------
Liquidation Value of
 Auction Preferred Shares        (47.3)                        (47.6)                        (46.9)
----------------------------------------------------------------------------------------------------
Total                             100.0%                        100.0%                        100.0%
====================================================================================================
Top 10 States***                 9/30/03                       3/31/03                       9/30/02
====================================================================================================
Texas                              23.0%    Texas                27.6%    Texas                30.1%
----------------------------------------------------------------------------------------------------
California                         16.2     California           12.3     Illinois             19.5
----------------------------------------------------------------------------------------------------
New York                           11.8     Indiana              11.3     Indiana              11.3
----------------------------------------------------------------------------------------------------
Illinois                           10.4     Illinois             10.7     New York              7.2
----------------------------------------------------------------------------------------------------
Indiana                            10.1     North Carolina        9.7     California            6.1
----------------------------------------------------------------------------------------------------
North Carolina                      8.9     Florida               6.7     North Carolina        5.7
----------------------------------------------------------------------------------------------------
Florida                             7.9     Colorado              5.4     Colorado              5.4
----------------------------------------------------------------------------------------------------
Pennsylvania                        6.5     Massachusetts         5.2     Connecticut           5.2
----------------------------------------------------------------------------------------------------
Kentucky                            6.2     Michigan              4.9     Washington            4.8
----------------------------------------------------------------------------------------------------
Louisiana                           4.1     Pennsylvania          4.7     Pennsylvania          4.7
----------------------------------------------------------------------------------------------------
Total                             105.1%                         98.5%                        100.0%
====================================================================================================
Top Five Sectors***              9/30/03                       3/31/03                       9/30/02
====================================================================================================
Power                              36.3%    Power                32.4%    Lease                19.7%
----------------------------------------------------------------------------------------------------
Water & Sewer                      25.6     Lease                20.2     Hospital             19.5
----------------------------------------------------------------------------------------------------
Lease                              21.3     Pre-refunded         13.7     Power                14.2
----------------------------------------------------------------------------------------------------
Hospital                            6.6     Sewer                10.5     Water                11.7
----------------------------------------------------------------------------------------------------
Tolls                               6.3     Water                 7.6     Housing               8.4
----------------------------------------------------------------------------------------------------
Total                              96.1%                         84.4%                         73.5%
====================================================================================================

 * Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
 ** As a percentage of total assets as of the dates indicated.
*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings designated by Standard & Poor's Rating Group and Moody's Investor Services, Inc. Both are independent rating agencies.


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.
Portfolio of Investments--September 30, 2003

Principal                                                      Moody's          S&P
 Amount                                                         Rating         Rating      Maturity    Interest
  (000)                                                      (unaudited)    (unaudited)     Dates        Rates             Value
====================================================================================================================================
Long-Term Municipa  Bonds-135.78%
====================================================================================================================================
Alabama-0.81%
$1,300              Jefferson-County Sewer Revenue-
                       Series A (FGIC Insured)                   Aaa            AAA        02/01/27      5.375%          $1,366,612
-----------------------------------------------------------------------------------------------------------------------------------
Arizona-1.55%
 2,380              Arizona State Transportation Board
                       Highway Revenue-Series B                  Aa1            AAA        07/01/18      5.250            2,614,335
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas-1.09%
 1,790              Little Rock Capital Improvement
                       Revenue Parks & Recreation
                       Projects-Series A                          NR             NR        01/01/18      5.700            1,839,601
-----------------------------------------------------------------------------------------------------------------------------------
California-15.92%
 5,000              California State Department Water
                       Resources Revenue-Series A                 A3            BBB+       05/01/16      5.875            5,608,300
-----------------------------------------------------------------------------------------------------------------------------------
 3,000              California Statewide Communities
                       Development Authority Irvine
                       Apartment Communities-
                       Series A-3                                Baa2           BBB        05/15/25+     5.100            3,175,710
-----------------------------------------------------------------------------------------------------------------------------------
 2,150              Fontana Redevelopment Agency
                       Tax Allocation Jurupa Hills
                       Redevelopment Project A                    NR            BBB+       10/01/17      5.500            2,254,167
-----------------------------------------------------------------------------------------------------------------------------------
 5,000              Los Angeles County Sanitation
                       Funding Authority Revenue-
                       Series A (FSA Insured)                    Aaa            AAA        10/01/18      5.000            5,353,500
-----------------------------------------------------------------------------------------------------------------------------------
 3,000              Los Angeles Water & Power
                       Revenue Power Systems-Series A
                       (MBIA Insured)                            Aaa            AAA        07/01/16      5.000            3,257,790
-----------------------------------------------------------------------------------------------------------------------------------
 3,200              Los Angeles Water & Power
                       Revenue Power Systems-Series
                       A-A-1                                     Aaa            AAA        07/01/21      5.250            3,410,080
-----------------------------------------------------------------------------------------------------------------------------------
 3,500              Metropolitan Water District of
                       Southern California Waterworks-
                       Series A                                  Aaa            AAA        03/01/18      5.250            3,830,715
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         26,890,262
===================================================================================================================================
Colorado-1.19%
 1,874              University of Colorado Participation
                       Interests                                  NR             A-        12/01/13      6.000            2,012,391
===================================================================================================================================
Florida-7.90%
 2,540              First Governmental Financing
                       Commission Revenue-Series B
                       (AMBAC Insured)                           Aaa             NR        07/01/15      5.500            2,935,630
-----------------------------------------------------------------------------------------------------------------------------------
 1,175              Gainesville Utilities Systems
                       Revenue-Series A                          Aa2             AA        10/01/20      5.250            1,275,921
-----------------------------------------------------------------------------------------------------------------------------------
 2,000              Orlando Utilities Commission Water
                       & Electric Revenue-Series A               Aa2            AA-        10/01/19      5.000            2,117,880
-----------------------------------------------------------------------------------------------------------------------------------
 6,425              Orlando Utilities Commission Water
                       & Electric Revenue-Series C               Aa2            AA-        10/01/18      5.250            7,011,924
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,341,355
===================================================================================================================================


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8

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--September 30, 2003

Principal                                                      Moody's         S&P
 Amount                                                         Rating        Rating      Maturity    Interest
  (000)                                                      (unaudited)   (unaudited)     Dates        Rates             Value
====================================================================================================================================
Long-Term Municipal Bonds-(continued)
====================================================================================================================================
Georgia-0.02%
$  30              Georgia Municipal Electric Authority
                      Power Revenue-Series B                     A2             A+        01/01/16     6.375%             $30,652
------------------------------------------------------------------------------------------------------------------------------------
Illinois-8.86%
3,000              Chicago Parking District Harbor
                      Facilities Revenue                         A2             A         01/01/21     5.700            3,477,660
------------------------------------------------------------------------------------------------------------------------------------
5,000              Chicago Parking District Parking
                      Facility Revenue                          Baa1            A         01/01/14     6.250            5,935,600
------------------------------------------------------------------------------------------------------------------------------------
1,200              Illinois Educational Facilities
                      Authority Revenue Augustana
                      College-Series A                          Baa1            NR        10/01/22     5.625            1,228,500
------------------------------------------------------------------------------------------------------------------------------------
  250              Metropolitan Pier & Exposition
                     Authority                                  A1            AA-        06/15/27     6.500              255,403
------------------------------------------------------------------------------------------------------------------------------------
2,875              Metropolitan Pier & Exposition
                      Authority-Series A (MBIA Insured)         Aaa            AAA        06/15/42     5.250            2,960,531
1,000              Naperville Electric Revenue (Pre-
                      refunded with U.S. Government
                      Securities to 5/1/2006 @ 100)             Aa2             AA        05/01/12     5.700            1,109,640
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       14,967,334
====================================================================================================================================
Indiana-10.06%
1,000              Clark Pleasant Community School
                      Building Corp. First Mortgage
                      (AMBAC Insured)                           Aaa            AAA        07/15/17     5.500            1,110,120
------------------------------------------------------------------------------------------------------------------------------------
3,305              Indiana Transportation Financing
                      Authority Airport Facilities Lease
                      Revenue-Series A                           A1             AA        11/01/12     5.500            3,464,003
------------------------------------------------------------------------------------------------------------------------------------
1,430              Indiana Transportation Financing
                      Authority Airport Facilities Lease
                      Revenue-Series A                           A1             AA        11/01/16     6.250            1,464,549
------------------------------------------------------------------------------------------------------------------------------------
2,000              Indiana Transportation Financing
                      Authority Airport Facilities Lease
                      Revenue-Series A                           A1             AA        11/01/17     5.500            2,081,060
------------------------------------------------------------------------------------------------------------------------------------
3,400              Marion County Convention &
                      Recreational Facilities Authority
                      Excise Tax Revenue-Series A
                      (MBIA Insured)                            Aaa            AAA        06/01/17     5.500            3,803,206
1,000              Purdue University Student Fee
                      Revenue-Series B (Pre-refunded
                      with U.S. Government Securities
                      to 1/1/2005 @ 103)                        Aa2             AA        07/01/15     6.700            1,099,450
------------------------------------------------------------------------------------------------------------------------------------
1,865              Wayne Township Marion County
                      School Building Corp.-First
                      Mortgage                                   NR             A+        01/15/15     5.250            1,959,649
------------------------------------------------------------------------------------------------------------------------------------
1,915              Wayne Township Marion County
                      School Building Corp.-First
                      Mortgage                                   NR             A+        07/15/15     5.250            2,012,186
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16,994,223
====================================================================================================================================


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                                                                               9

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--September 30, 2003

Principal                                                      Moody's          S&P
 Amount                                                         Rating         Rating      Maturity    Interest
  (000)                                                      (unaudited)    (unaudited)     Dates        Rates             Value
====================================================================================================================================
Long-Term Municipal Bonds-(continued)
====================================================================================================================================
Iowa-3.07%
$4,880              Polk County-Series A                         Aa1            AA+        06/01/19      5.000%         $5,186,464
====================================================================================================================================
Kansas-1.22%
 1,840              Kansas State Development Finance
                       Authority Revenue Water
                       Pollution Control                         Aa1            AA+        05/01/11      5.000           2,061,076
====================================================================================================================================
Kentucky-4.72%
 7,750              Boone County Pollution Control
                       Revenue Dayton Power &
                       Light Co.-Series A                        Baa1           BBB        11/15/22      6.500           7,973,975
====================================================================================================================================
Louisiana-4.14%
 3,110              New Orleans Sewage Service
                       Revenue                                   Aaa            AAA        06/01/15      5.000           3,420,067
------------------------------------------------------------------------------------------------------------------------------------
 3,280              New Orleans Sewage Service
                       Revenue                                   Aaa            AAA        06/01/16      5.000           3,576,446
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,996,513
====================================================================================================================================
Massachusetts-2.72%
 2,260              Massachusetts State Water Pollution
                       Abatement-Series 8                        Aaa            AAA        08/01/17      5.000           2,437,184
------------------------------------------------------------------------------------------------------------------------------------
 2,000              Massachusetts State Water Pollution
                       Abatement-Series A                        Aaa            AAA        08/01/20      5.250           2,158,160
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,595,344
====================================================================================================================================
Michigan-3.41%
 1,750              Michigan Municipal Bond Authority
                       Clear Water Revenue                       Aaa            AAA        10/01/19      5.250           1,909,863
------------------------------------------------------------------------------------------------------------------------------------
 3,425              Michigan State Building Authority
                       Revenue Program-Series III                Aa1            AA+        10/15/16      5.375           3,840,041
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,749,904
====================================================================================================================================
Nevada-4.12%
 6,750              Clark County Pollution Control
                       Revenue Nevada Power Co.
                       Project-Series B (FGIC Insured)           Aaa            AAA        06/01/19      6.600           6,962,963
====================================================================================================================================
New Mexico-0.65%
 1,000              University of New Mexico Revenues
                       Sub Lien-Series A                         Aa3             AA        06/01/16      5.250           1,102,310
====================================================================================================================================
New York-11.58%
 4,030              Long Island Power Authority Electric
                       Systems Revenue-Series C                  Baa1            A-        09/01/17      5.500           4,379,683
------------------------------------------------------------------------------------------------------------------------------------
 2,000              New York City Municipal Water
                       Finance Authority Revenue-Water
                       & Sewer Systems-Series D                  Aa2             AA        06/15/17      5.250           2,189,880
------------------------------------------------------------------------------------------------------------------------------------
 1,150              New York State Dormitory Authority
                       Revenue Columbia University-
                       Series A                                  Aaa            AAA        07/01/14      5.125           1,290,082
------------------------------------------------------------------------------------------------------------------------------------
 1,000              New York State Dormitory Authority
                       Revenue Columbia University-
                       Series A                                  Aaa            AAA        07/01/16      5.125           1,108,800
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--September 30, 2003

Principal                                                      Moody's          S&P
 Amount                                                         Rating         Rating      Maturity    Interest
  (000)                                                      (unaudited)    (unaudited)     Dates        Rates             Value
====================================================================================================================================
Long-Term Municipal Bonds-(continued)
====================================================================================================================================
New York-(continued)
$1,625              Triborough Bridge & Tunnel
                       Authority Revenue-Series B                 Aa3           AA-        11/15/18      5.250%         $ 1,771,152
------------------------------------------------------------------------------------------------------------------------------------
 8,155              Triborough Bridge & Tunnel
                       Authority Revenue-Series B                 Aa3           AA-        11/15/19      5.250            8,823,792
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         19,563,389
====================================================================================================================================
North Carolina-8.91%
 3,155              Charlotte Water & Sewer System
                       Revenue-Series A                           Aa1           AAA        07/01/15      5.500            3,685,545
------------------------------------------------------------------------------------------------------------------------------------
 5,000              North Carolina Eastern Municipal
                       Power Agency-Series A (Escrowed
                       to Maturity)                               Baa3          BBB        01/01/11      5.500            5,389,450
------------------------------------------------------------------------------------------------------------------------------------
 2,000              North Carolina Eastern Municipal
                       Power Agency-Series A (Escrowed
                       to Maturity)                               Baa3          BBB        01/01/12      5.500            2,147,860
------------------------------------------------------------------------------------------------------------------------------------
 3,065              North Carolina Eastern Municipal
                       Power Agency-Series A (Escrowed
                       to Maturity)                               Baa3          BBB        01/01/21      6.400            3,824,446
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,047,301
====================================================================================================================================
Ohio-2.81%
 2,185              Ohio State Higher Education-
                       Series B                                   Aa1           AA+        11/01/17      5.250            2,415,823
------------------------------------------------------------------------------------------------------------------------------------
 1,000              Ohio State Water Development
                       Authority Revenue-Fresh Water-
                       Series B (FSA Insured)                     Aaa           AAA        06/01/16      5.500            1,160,880
------------------------------------------------------------------------------------------------------------------------------------
 1,000              Ohio State Water Development
                       Authority Revenue-Fresh Water-
                       Series B (FSA Insured)                     Aaa           AAA        12/01/17      5.500            1,164,530
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,741,233
====================================================================================================================================
Oregon-0.65%
 1,000              Portland Sewer Systems Revenue-
                       Series A                                   Aaa           AAA        06/01/18      5.250            1,100,210
====================================================================================================================================
Pennsylvania-6.40%
 5,000              Northumberland County Authority-
                       Guaranteed Lease Revenue-
                       Mountain View Manor Project                 NR            NR        10/01/20      7.000            4,893,250
------------------------------------------------------------------------------------------------------------------------------------
 2,680              Philadelphia School District-Series A
                       (MBIA Insured)                             Aaa           AAA        04/01/15      5.250            2,949,501
------------------------------------------------------------------------------------------------------------------------------------
 3,000              Susquehanna Area Regional Airport
                       Authority Airport Systems
                       Revenue-Sub Series D                       Baa2           NR        01/01/18      5.375            2,965,920
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,808,671
====================================================================================================================================
Puerto Rico-1.66%
 2,425              Puerto Rico Public Buildings
                       Authority Revenue-Guaranteed
                       Government Facilities-Series D             Baa1           A-        07/01/13      5.375            2,802,694
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--September 30, 2003

Principal                                                      Moody's          S&P
 Amount                                                         Rating         Rating      Maturity    Interest
  (000)                                                      (unaudited)    (unaudited)     Dates        Rates             Value
====================================================================================================================================
Long-Term Municipal Bonds-(continued)
====================================================================================================================================
Rhode Island-0.74%
$1,240              Rhode Island Housing & Mortgage
                       Finance Corp. Homeownership
                       Opportunity-Series 10-A                    Aa2           AA+        04/01/27      6.500%         $1,252,400
====================================================================================================================================
South Carolina-0.64%
 1,000              Greenville Waterworks Revenue                 Aa1           AAA        02/01/20      5.250           1,081,950
====================================================================================================================================
South Dakota-2.95%
 3,657              Lower Brule Sioux Tribe++                      NR            NR        08/15/15      6.000           3,549,644
------------------------------------------------------------------------------------------------------------------------------------
 1,449              Standing Rock South Dakota
                       New Public Housing++                        NR            NR        08/07/13      6.000           1,424,093
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,973,737
====================================================================================================================================
Tennessee-1.63  %
 2,500              Memphis-Shelby County Airport
                       Authority Special Facilities
                       Revenue-Federal Express Corp.             Baa2           BBB        09/01/09      5.000           2,745,100
====================================================================================================================================
Texas-22.23%
 2,475              Alvin Independent School District
                      School House-Series A                       Aaa           AAA        02/15/17      5.375           2,726,138
------------------------------------------------------------------------------------------------------------------------------------
 4,000              Coastal Bend Health Facilities
                       Development-Incarnate Word
                       Health System (Escrowed to
                       Maturity) (AMBAC Insured)                  Aaa           AAA        01/01/17      6.300           4,929,640
------------------------------------------------------------------------------------------------------------------------------------
 1,335              Eagle Mountain & Saginaw
                       Independent School District
                       Unlimited Tax-School Building              Aaa           AAA        08/15/14      5.375           1,490,648
------------------------------------------------------------------------------------------------------------------------------------
 2,825              Fort Worth Water & Sewer Revenue              Aa2            AA        02/15/16      5.625           3,187,419
------------------------------------------------------------------------------------------------------------------------------------
 7,299              Harris County Texas Lease++                    NR            NR        05/01/20      6.750           7,212,067
------------------------------------------------------------------------------------------------------------------------------------
 3,007              Houston Community College
                       System Certificates of
                       Participation++                             NR            NR        06/15/25      7.875           3,052,111
------------------------------------------------------------------------------------------------------------------------------------
 2,000              Houston Refunding & Public
                       Improvement-Series A                       Aa3           AA-        03/01/15      5.250           2,194,580
------------------------------------------------------------------------------------------------------------------------------------
 3,000              Houston Water & Sewer System
                       Revenue-Junior Lien-Series C
                       (FGIC Insured)                             Aaa           AAA        12/01/22      5.250           3,156,150
------------------------------------------------------------------------------------------------------------------------------------
 1,485              Lower Colorado River Authority
                       Transmission Contract Revenue              Aaa           AAA        05/15/20      5.250           1,591,222
------------------------------------------------------------------------------------------------------------------------------------
 3,000              San Antonio Electric & Gas Revenue            Aa1           AA+        02/01/20      5.375           3,239,010
------------------------------------------------------------------------------------------------------------------------------------
 4,250              San Antonio Electric & Gas
                       Revenue-Series A                           Aa1           AA+        02/01/10      5.250           4,765,313
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,544,298
====================================================================================================================================
Utah-1.31%
 2,000              Utah Assisted Municipal Power
                       Systems Revenue Payson Power
                       Project-Series A                           Aaa           AAA        04/01/16      5.250           2,217,720
====================================================================================================================================


--------------------------------------------------------------------------------
12

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--September 30, 2003

Principal                                                      Moody's          S&P
 Amount                                                         Rating         Rating      Maturity    Interest
  (000)                                                      (unaudited)    (unaudited)     Dates        Rates             Value
====================================================================================================================================
Long-Term Municipal Bonds-(concluded)
====================================================================================================================================
Virginia-0.71%
$1,050              Chesapeake Public Improvement                Aa2             AA        12/01/14      5.500%         $1,189,272
====================================================================================================================================
Washington-2.11%
 1,920              Metropolitan Park District Tacoma
                       (AMBAC Insured)                           Aaa            AAA        12/01/14      6.000           2,249,817
------------------------------------------------------------------------------------------------------------------------------------
 1,115              Metropolitan Park District Tacoma
                       (AMBAC Insured)                           Aaa            AAA        12/01/16      6.000           1,304,606
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,554,423
====================================================================================================================================
Total Long-Term Municipal Bonds (cost-$219,981,909)                                                                    229,307,712
====================================================================================================================================
Short-Term Municipal Notes-7.80%
====================================================================================================================================
California-0.29%
   500              Metropolitan Water District of
                       Southern California Waterworks
                       Revenue-Series C-1                       VMIG-1          A1+        10/01/03      1.190*            500,000
====================================================================================================================================
Georgia-0.65%
 1,100              Hapeville Development Authority
                       Industrial Development Revenue-
                       Hapeville Hotel Ltd.                       P1             NR        10/01/03      1.150*          1,100,000
====================================================================================================================================
Illinois-1.54%
 1,300              Illinois Health Facilities Authority
                       Revenue-Resurrection Health-
                       Series A (FSA Insured)                   VMIG-1          A-1        10/01/03      1.200*          1,300,000
------------------------------------------------------------------------------------------------------------------------------------
 1,300              Illinois Health Facilities Authority
                       Revenue-University of Chicago
                       Hospitals Project-Series C
                       (MBIA Insured)                            Aaa            A1+        10/01/03      1.150*          1,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,600,000
====================================================================================================================================
Kentucky-1.45%
 2,450              Breckinridge County Kentucky
                       Lease Program Revenue                    VMIG-1           NR        10/01/03      1.250*          2,450,000
====================================================================================================================================
Massachusetts-0.59%
 1,000              Massachusetts State Water
                       Resources Authority-Series C             VMIG-1          A1+        10/01/03      1.200*          1,000,000
====================================================================================================================================
Michigan-0.24%
   400              University of Michigan Revenues
                       Refunding Medical Service Plan
                       A-1                                      VMIG-1          A1+        10/01/03      1.150*            400,000
====================================================================================================================================
Missouri-0.94%
 1,600              Missouri State Health & Educational-
                       Authority Health Facilities
                       Revenue (AMBAC Insured)                  VMIG-1          A-1        10/01/03      1.230*          1,600,000
====================================================================================================================================
New York-0.24%
   400  Port Authority of New York and
                       New Jersey Versatile Structure
                       Obligation-5                             VMIG-1          A1+        10/01/03      1.200*            400,000
====================================================================================================================================


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Portfolio of Investments--September 30, 2003

Principal                                                      Moody's          S&P
 Amount                                                         Rating         Rating      Maturity    Interest
  (000)                                                      (unaudited)    (unaudited)     Dates        Rates             Value
====================================================================================================================================
Short-Term Municipal Notes-(concluded)
====================================================================================================================================
Pennsylvania-0.06%
$100                Lehigh County General Purpose
                       Authority Revenue-St. Lukes
                       Hospital Project                            NR           A-1        10/01/03       1.250%*         $100,000
====================================================================================================================================
Texas-0.79%
  330               Bell County Health Facilities
                       Development Corp. Revenue
                       Scott & White Memorial Hospital
                       (MBIA Insured)                            VMIG-1         A1+        10/01/03       1.250*           330,000
------------------------------------------------------------------------------------------------------------------------------------
1,000               Lower Neches Valley Authority
                       Development Corp.-ExxonMobil
                       Project-Series A                          VMIG-1         A1+        10/01/03       1.100*         1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,330,000
====================================================================================================================================
Virginia-0.83%
1,400               Loudoun County Industrial
                       Development Authority Revenue-
                       Howard Hughes Medical-Series E            VMIG-1         A1+        10/01/03       1.150*         1,400,000
====================================================================================================================================
Wyoming-0.18%
  300               Uinta County Pollution Control
                       Revenue-Refunding Amoco
                       Project                                     NR           A1+        10/01/03       1.100*           300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost-$13,180,000)                                                                     13,180,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost-$233,161,909)-143.58%                                                                          242,487,712
------------------------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities-3.79%                                                                              6,400,035
------------------------------------------------------------------------------------------------------------------------------------
Liquidation value of auction preferred shares-(47.37)%                                                                 (80,000,000)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders-100.00%                                                                  $168,887,747
====================================================================================================================================

+   The maturity date reflects the mandatory date bond will be put back to issuer.
++  Illiquid securities representing 9.02% of net assets.
* Variable rate demand note is payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of September 30, 2003.
AMBAC - American Municipal Bond Assurance Corporation
FGIC  - Financial Guaranty Insurance Company
FSA   - Financial Security Assurance
MBIA  - Municipal Bond Investors Assurance


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

Investment Grade Municipal Income Fund Inc.

Statement of Assets and Liabilities--September 30, 2003

Assets:
Investments in securities, at value (cost--$233,161,909)                    $242,487,712
----------------------------------------------------------------------------------------
Cash                                                                           2,882,112
----------------------------------------------------------------------------------------
Interest receivable                                                            3,683,743
----------------------------------------------------------------------------------------
Receivable for investments sold                                                  103,134
----------------------------------------------------------------------------------------
Other assets                                                                       9,480
----------------------------------------------------------------------------------------
Total assets                                                                 249,166,181
----------------------------------------------------------------------------------------
Liabilities:
Payable to investment advisor and administrator                                  141,111
----------------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                               47,426
----------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                            89,897
----------------------------------------------------------------------------------------
Total liabilities                                                                278,434
----------------------------------------------------------------------------------------
Auction Preferred Shares Series A & B--1,600 non-participating shares authorized, issued and outstanding; $0.001 par value; $50,000 liquidation
 value per share                                                              80,000,000
----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                $168,887,747
----------------------------------------------------------------------------------------
Net assets applicable to common shareholders:
Common Stock--$0.001 par value; 199,998,400 shares authorized;
 10,356,667 shares issued and outstanding                                    153,674,147
----------------------------------------------------------------------------------------
Undistributed net investment income                                            1,065,095
----------------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions                     4,822,702
----------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                     9,325,803
----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                $168,887,747
----------------------------------------------------------------------------------------
Net asset value per common share ($168,887,747 applicable to 10,356,667
 common shares outstanding)                                                       $16.31
----------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Statement of Operations

                                                                           For the Year
                                                                               Ended
                                                                           September 30,
                                                                               2003
========================================================================================
Investment income:
Interest                                                                  $12,313,375
----------------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                                 2,239,990
----------------------------------------------------------------------------------------
Auction Preferred Shares expenses                                             213,051
----------------------------------------------------------------------------------------
Custody and accounting fees                                                   148,672
----------------------------------------------------------------------------------------
Professional fees                                                              61,408
----------------------------------------------------------------------------------------
Reports and notices to shareholders                                            55,975
----------------------------------------------------------------------------------------
Transfer agency fees                                                           13,744
----------------------------------------------------------------------------------------
Directors' fees                                                                 4,981
----------------------------------------------------------------------------------------
Other expenses                                                                 38,499
----------------------------------------------------------------------------------------
                                                                            2,776,320
----------------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator                  (344,355)
----------------------------------------------------------------------------------------
Net expenses                                                                2,431,965
----------------------------------------------------------------------------------------
Net investment income                                                       9,881,410
----------------------------------------------------------------------------------------
Realized and unrealized gains (losses) from investment activities:
Net realized gain from investment transactions                              4,823,139
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments          (3,488,907)
----------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                 1,334,232
----------------------------------------------------------------------------------------
Dividends and distributions to auction preferred shareholders from:
Net investment income                                                        (742,743)
----------------------------------------------------------------------------------------
Net realized gain from investment transactions                               (203,712)
----------------------------------------------------------------------------------------
Total dividends and distributions to auction preferred shareholders          (946,455)
----------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders resulting
 from operations                                                          $10,269,187
========================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
16

Investment Grade Municipal Income Fund Inc.

Statement of Changes in Net Assets Applicable to
Common Shareholders

                                                                        For the Years Ended
                                                                           September 30,
                                                                 -------------------------------
                                                                       2003              2002
================================================================================================
From operations:
Net investment income                                              $9,881,410        $11,453,707
------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                     4,823,139          2,096,508
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                       (3,488,907)           892,716
------------------------------------------------------------------------------------------------
Dividends and distributions to preferred shareholders                (946,455)        (1,300,511)
------------------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders
 resulting from operations                                         10,269,187         13,142,420
------------------------------------------------------------------------------------------------
Dividends and distributions to common shareholders from:
Net investment income                                              (9,942,400)        (9,631,700)
------------------------------------------------------------------------------------------------
Net realized gains on investments                                  (1,893,199)          (351,091)
------------------------------------------------------------------------------------------------
Total dividends and distributions to common shareholders          (11,835,599)        (9,982,791)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
 common shareholders                                               (1,566,412)         3,159,629
------------------------------------------------------------------------------------------------
Net assets applicable to common shareholders:
Beginning of year                                                 170,454,159        167,294,530
------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income of
 $1,065,095 and $1,868,828, respectively)                        $168,887,747       $170,454,159
================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Notes to Financial Statements

Organization and Significant Accounting Policies

Investment Grade Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on August 6, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and Distributions--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the


--------------------------------------------------------------------------------
18

Investment Grade Municipal Income Fund Inc.

Notes to Financial Statements

United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

Investment Advisor and Administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM"), under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. UBS Global AM has agreed to waive 0.20% of the advisory and administration fee, so that the Fund's effective fee is 0.70% of average weekly net assets. This waiver will continue indefinitely unless the Board agrees to any change. At September 30, 2003, the Fund owed UBS Global AM $141,111 representing $181,424 for investment advisory and administration fees less amounts due for fee waivers of $40,313. For the year ended September 30, 2003, UBS Global AM waived $344,355 in investment advisory and administration fees from the Fund.

Common Stock

There are 199,998,400 shares of $0.001 par value common stock authorized and 10,356,667 common shares outstanding at September 30, 2003.

Auction Preferred Shares

The Fund has issued 800 shares of Auction Preferred Shares Series A and 800 shares of Auction Preferred Shares Series B, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 28 days for APS Series A and 90 days for APS Series B. As of the end of November 2003, dividend


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Notes to Financial Statements

periods for both series are expected to be reset every 7 days to take advantage of more favorable interest rates. Dividend rates ranged from 0.700% to 1.850% for the year ended September 30, 2003.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the auction preferred shares will vote separately as a class on certain matters, as required by law. The holders of the auction preferred shares have the right to elect two directors of the Fund.

The redemption of the Fund's auction preferred shares is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

It is anticipated that the Fund will issue additional shares of Auction Preferred Shares in December 2003. All shares are expected to have terms similar to those of the existing APS.

Federal Tax Status

For federal income tax purposes at September 30, 2003, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost) $9,752,055
-------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)   (426,252)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                           $9,325,803
===============================================================================

For the year ended September 30, 2003, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $118,289,467 and $121,549,163, respectively.

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.


--------------------------------------------------------------------------------
20

Investment Grade Municipal Income Fund Inc.

Notes to Financial Statements

The tax character of distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002 was as follows:

Distributions paid from:             2003             2002
============================================================
Tax-exempt income               $10,662,658      $10,887,019
------------------------------------------------------------
Ordinary income                      22,485               --
------------------------------------------------------------
Net long-term capital gains       2,096,911          436,163
------------------------------------------------------------
Total distributions paid        $12,782,054      $11,323,182
============================================================

For the fiscal year ended September 30, 2003, tax distributions are the same for both book and tax purposes.

For the fiscal year ended September 30, 2002, total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.

At September 30, 2003, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income             $ 1,112,521
-------------------------------------------------------
Undistributed long-term capital gains         4,822,702
-------------------------------------------------------
Accumulated earnings                          5,935,223
-------------------------------------------------------
Net unrealized appreciation of investments    9,325,803
-------------------------------------------------------
Total accumulated earnings                  $15,261,026
=======================================================


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                         For the Years Ended September 30,
                                                       =====================================================================
                                                              2003        2002         2001        2000           1999
==========================================================================================================================
Net asset value,
 beginning of year                                           $16.46      $16.15       $15.91      $16.09         $17.09
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.95        1.11         1.17        1.18           1.17
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from
 investment activities                                         0.13        0.29         0.46       (0.13)         (1.02)
--------------------------------------------------------------------------------------------------------------------------
Common share equivalent of dividends and
 distributions paid to auction preferred
 shareholders from:
 Net investment income                                        (0.07)      (0.12)       (0.23)      (0.31)         (0.25)
--------------------------------------------------------------------------------------------------------------------------
 Net realized gains from investment transactions              (0.02)      (0.01)       (0.07)      (0.00)(1)         --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
 preferred shareholders                                       (0.09)      (0.13)       (0.30)      (0.31)         (0.25)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             0.99        1.27         1.33        0.74          (0.10)
--------------------------------------------------------------------------------------------------------------------------
Dividends and distributions paid to common
 shareholders from:
 Net investment income                                        (0.96)      (0.93)       (0.90)      (0.90)         (0.90)
--------------------------------------------------------------------------------------------------------------------------
 Net realized gains from investment transactions              (0.18)      (0.03)       (0.19)      (0.02)            --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
 common shareholders                                          (1.14)      (0.96)       (1.09)      (0.92)         (0.90)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $16.31      $16.46       $16.15      $15.91         $16.09
--------------------------------------------------------------------------------------------------------------------------
Market value, end of year                                    $14.86      $15.60       $15.39      $13.75         $13.88
--------------------------------------------------------------------------------------------------------------------------
Total investment return(2)                                     2.76%       7.96%       20.59%       5.90%         (7.68)%
--------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets attributable
 to common shares:
Total expenses, net of waivers from advisor                    1.45%       1.48%        1.49%       1.52%          1.52%
--------------------------------------------------------------------------------------------------------------------------
Total expenses, before waivers from advisor                    1.66%       1.67%        1.68%       1.71%          1.71%
--------------------------------------------------------------------------------------------------------------------------
Net investment income before auction preferred
 shares dividends                                              5.89%       6.89%        7.30%       7.48%          7.01%
--------------------------------------------------------------------------------------------------------------------------
Auction preferred shares dividends from net
 investment income                                             0.44%       0.73%        1.42%       1.99%          1.50%
--------------------------------------------------------------------------------------------------------------------------
Net investment income available to common
 shareholders, net of waivers from advisor                     5.45%       6.16%        5.88%       5.49%          5.51%
--------------------------------------------------------------------------------------------------------------------------
Net investment income available to common
 shareholders, before waivers from advisor                     5.24%       5.97%        5.69%       5.30%          5.32%
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Net assets applicable to common shareholders,
 end of year (000's)                                       $168,888    $170,454     $167,295    $164,769       $166,618
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               51%         21%           8%         14%             8%
--------------------------------------------------------------------------------------------------------------------------
Asset coverage per share of auction preferred shares,
 end of year                                               $155,555    $156,534     $154,559    $152,980       $154,136
--------------------------------------------------------------------------------------------------------------------------

(1) Distribution equal to $0.0042 per share.
(2) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions.


--------------------------------------------------------------------------------
22

Investment Grade Municipal Income Fund Inc.

Report of Ernst & Young LLP, Independent Auditors

The Board of Directors and Shareholders
Investment Grade Municipal Income Fund Inc.

We have audited the accompanying statement of assets and liabilities of Investment Grade Municipal Income Fund Inc. (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2000, were audited by other auditors whose report dated November 22, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investment Grade Municipal Income Fund Inc. at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                   /s/ ERNST & YOUNG LLP


New York, New York
November 7, 2003

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

General Information (unaudited)

The Fund

Investment Grade Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $65.0 billion in assets under management as of October 31, 2003.

Shareholder Information

The Fund's NYSE trading symbol is "PPM." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

Investment Policy Change

In July 2003, the Fund's Board approved a change in investment policy. The Fund may now invest in securities whose maturities are less than 10 years at the time of purchase. Prior to this change, the Fund had a policy of investing substantially all of its assets in municipal obligations having maturities in excess of 10 years at the time of purchase.

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.


--------------------------------------------------------------------------------
24

Investment Grade Municipal Income Fund Inc.

General Information (unaudited) (concluded)

Dividend Reinvestment Plan (concluded)

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

Board of Directors & Officers

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS Fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director.

Interested Directors

                                              Term of
                                            Office+ and
                              Position(s)    Length of
       Name, Address,          Held with       Time                Principal Occupation(s)
          and Age                 Fund        Served                 During Past 5 Years
----------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56       Director    Since 1996  Mrs. Alexander is retired. She was an
                                                        executive vice president of UBS Financial
                                                        Services Inc. (March 1984 to December
                                                        2002). She was chief executive officer (from
                                                        January 1995 to October 2000), a director
                                                        (from January 1995 to September 2001)
                                                        and chairman (from March 1999 to
                                                        September 2001) of UBS Global AM.

Brian M. Storms*++; 49          Director    Since 2003  Mr. Storms is chief executive officer of
                                  and                   UBS Global Asset Management-Americas
                                Chairman                region (since July 2002). Mr. Storms was
                                 of the                 chief executive officer, president and/or
                                Board of                chief operating officer of UBS Global AM
                               Directors                and certain affiliated asset management
                                                        companies from 1999 to July 2002. He
                                                        was president of Prudential Investments
                                                        ( 1996-1999).


--------------------------------------------------------------------------------
26

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

                      Number of
             Portfolios in Fund Complex                 Other Directorships
                Overseen by Director                     Held by Director
---------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of                     None
19 investment companies (consisting of
40 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mr. Storms is a director or trustee of                         None
23 investment companies (consisting of
83 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

Independent Directors

                                                 Term of
                                               Office+ and
                                 Position(s)    Length of
        Name, Address,            Held with       Time              Principal Occupation(s)
            and Age                  Fund        Served               During Past 5 Years
----------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68           Director    Since 1996   Mr. Armstrong is chairman and principal
R.Q.A. Enterprises                                          of R.Q.A. Enterprises (management
One Old Church Road -                                       consulting firm) (since April 1991 and
Unit # 6                                                    principal occupation since March 1995).
Greenwich, CT 06830

David J. Beaubien; 69              Director    Since 2001   Mr. Beaubien is chairman of Yankee
84 Doane Road                                               Environmental Systems, Inc., a
Ware, MA 01082                                              manufacturer of meteorological
                                                            measuring systems (since 1991).

Richard R. Burt; 56                Director    Since 1996   Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                (international information and security
Washington, D.C. 20004                                      firm) and IEP Advisors (international
                                                            investments and consulting firm).

Meyer Feldberg; 61                 Director    Since 1992   Mr. Feldberg is Dean and Professor of
Columbia University                                         Management of the Graduate School
101 Uris Hall                                               of Business, Columbia University
New York, New York 10027                                    (since 1989).


--------------------------------------------------------------------------------
28

Investment Grade Municipal Income Fund Inc.
Supplemental Information (unaudited)

                      Number of
              Portfolios in Fund Complex                           Other Directorships
                 Overseen by Director                                Held by Director
-------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of               None
19 investment companies (consisting of
40 portfolios) for which UBS Global AM
or one of its affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Beaubien is a director or trustee of                Mr. Beaubien is also a director of
19 investment companies (consisting of                  IEC Electronics, Inc., a manufacturer
40 portfolios) for which UBS Global AM or               of electronic assemblies.
one of its affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Burt is a director or trustee of                    Mr. Burt is also a director of Hollinger
19 investment companies (consisting of                  International Inc. (publishing), HCL
40 portfolios) for which UBS Global AM or               Technologies Ltd., The Central
one of its affiliates serves as investment advisor,     European Fund, Inc., The Germany
sub-advisor or manager.                                 Fund, Inc., IGT, Inc. (provides technol-
                                                        ogy to gaming and wagering industry)
                                                        and chairman of Weirton Steel Corp.
                                                        (makes and finishes steel products).
                                                        He is also a director or trustee of
                                                        funds in the Scudder Mutual Funds
                                                        Family (consisting of 47 portfolios).

Dean Feldberg is a director or trustee of               Dean Feldberg is also a director of
33 investment companies (consisting of                  Primedia Inc. (publishing), Federated
54 portfolios) for which UBS Global AM or               Department Stores, Inc. (operator of
one of its affiliates serves as investment advisor,     department stores), Revlon, Inc.
sub-advisor or manager.                                 (cosmetics), Select Medical Inc. (health
                                                        care services) and SAPPI, Ltd.
                                                        (producer of paper).


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

Independent Directors (concluded)

                                               Term of
                                             Office+ and
                               Position(s)    Length of
       Name, Address,           Held with       Time              Principal Occupation(s)
           and Age                 Fund        Served               During Past 5 Years
--------------------------------------------------------------------------------------------------
Carl W. Schafer; 67              Director    Since 1996   Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                     Foundation (charitable foundation)
#1100                                                     (since 1993).
Princeton, NJ 08542

William D. White; 69             Director    Since 2001   Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972


--------------------------------------------------------------------------------
30

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

                   Number of
           Portfolios in Fund Complex                          Other Directorships
              Overseen by Director                              Held by Director
-----------------------------------------------   --------------------------------------------
Mr. Schafer is a director or trustee of           Mr. Schafer is also a director of Labor
19 investment companies (consisting of            Ready, Inc. (temporary employment),
40 portfolios) for which UBS Global AM            Roadway Corp. (trucking), Guardian
or one of its affiliates serves as investment     Life Insurance Company Mutual Funds
advisor, sub-advisor or manager.                  (consisting of 19 portfolios), the
                                                  Harding, Loevner Funds (consisting of
                                                  three portfolios), E.I.I. Realty Securities
                                                  Trust (investment company) and Frontier
                                                  Oil Corporation.

Mr. White is a director or trustee of             None
19 investment companies (consisting of
40 portfolios) for which UBS Global AM
or one of its affiliates serves as investment
advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.
Supplemental Information (unaudited)
Officers


                                         Term of             Principal Occupation(s)
                                       Office+ and             During Past 5 Years;
                         Position(s)    Length of            Number of Portfolios in
    Name, Address,        Held with        Time           Fund Complex for which person
        and Age              Fund         Served                serves as Officer
--------------------------------------------------------------------------------------------
W. Douglas Beck*; 36         Vice      Since 2003   Mr. Beck is an executive director
                          President                 and head of mutual fund product
                                                    management of UBS Global AM
                                                    (since 2002). From March 1998 to
                                                    November 2002, he held various
                                                    positions at Merrill Lynch, the most
                                                    recent being first vice president and
                                                    co-manager of the managed solutions
                                                    group. Mr. Beck is vice president of
                                                    22 investment companies (consisting
                                                    of 81 portfolios) for which UBS Global
                                                    AM or one of its affiliates serves as
                                                    investment advisor, sub-advisor
                                                    or manager.

Thomas Disbrow*; 37          Vice      Since 2000   Mr. Disbrow is a director and a senior
                          President                 manager of the mutual fund finance
                             and                    department of UBS Global AM. Prior
                          Assistant                 to November 1999, he was a vice
                          Treasurer                 president of Zweig/Glaser Advisers.
                                                    Mr. Disbrow is a vice president and
                                                    assistant treasurer of 19 investment
                                                    companies (consisting of 40 portfolios)
                                                    for which UBS Global AM or one of its
                                                    affiliates serves as investment advisor,
                                                    sub-advisor or manager.

Amy R. Doberman*; 41         Vice      Since 2000   Ms. Doberman is a managing director
                          President                 and general counsel of UBS Global
                             and                    AM. From December 1997 through
                          Secretary                 July 2000, she was general counsel of
                                                    Aeltus Investment Management, Inc.
                                                    Ms. Doberman is vice president and
                                                    assistant secretary of five investment
                                                    companies (consisting of 44 portfolios)
                                                    and vice president and secretary of
                                                    19 investment companies (consisting
                                                    of 40 portfolios) for which UBS Global
                                                    AM or one of its affiliates serves as
                                                    investment advisor, sub-advisor
                                                    or manager.


--------------------------------------------------------------------------------
32

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

                                               Term of             Principal Occupation(s)
                                             Office+ and             During Past 5 Years;
                               Position(s)    Length of            Number of Portfolios in
       Name, Address,           Held with        Time           Fund Complex for which person
           and Age                 Fund         Served                serves as Officer
---------------------------------------------------------------------------------------------------
Elbridge T. Gerry III*; 46         Vice      Since 1996   Mr. Gerry is a managing director -
                                President                 fixed income of UBS Global AM.
                                                          Mr. Gerry is a vice president of six
                                                          investment companies (consisting of
                                                          11 portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

David M. Goldenberg*; 37           Vice      Since 2002   Mr. Goldenberg is an executive director
                                President                 and deputy general counsel of
                                   and                    UBS Global AM. From 2000 to 2002
                                Assistant                 he was director, legal affairs at Lazard
                                Secretary                 Asset Management. Mr. Goldenberg
                                                          served in various capacities, including
                                                          most recently as global director of
                                                          compliance for SSB Citi Asset
                                                          Management Group from 1996 to
                                                          2000. Mr. Goldenberg is a vice
                                                          president and secretary of five
                                                          investment companies (consisting of
                                                          44 portfolios) and a vice president and
                                                          assistant secretary of 19 investment
                                                          companies (consisting of 40 portfolios)
                                                          for which UBS Global AM or one of its
                                                          affiliates serves as investment advisor,
                                                          sub-advisor or manager.

Kevin J. Mahoney*; 38              Vice      Since 1999   Mr. Mahoney is a director and a senior
                                President                 manager of the mutual fund finance
                                   and                    department of UBS Global AM. Prior to
                                Assistant                 April 1999, he was the manager of the
                                Treasurer                 mutual fund internal control group of
                                                          Salomon Smith Barney. Mr. Mahoney is
                                                          a vice president and assistant treasurer
                                                          of 19 investment companies (consisting
                                                          of 40 portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor
                                                          or manager.

--------------------------------------------------------------------------------

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

Officers (continued)

                                          Term of             Principal Occupation(s)
                                        Office+ and             During Past 5 Years;
                          Position(s)    Length of            Number of Portfolios in
     Name, Address,        Held with        Time           Fund Complex for which person
        and Age               Fund         Served                serves as Officer
----------------------------------------------------------------------------------------------
Paul H. Schubert*; 40         Vice      Since 1994   Mr. Schubert is an executive director
                           President                 and head of the mutual fund finance
                              and                    department of UBS Global AM.
                           Treasurer                 Mr. Schubert is treasurer and principal
                                                     accounting officer of three investment
                                                     companies (consisting of 41 portfolios),
                                                     a vice president and treasurer of
                                                     20 investment companies (consisting of
                                                     41 portfolios), and treasurer and chief
                                                     financial officer of one investment
                                                     company (consisting of two portfolios)
                                                     for which UBS Global AM or one of its
                                                     affiliates serves as investment advisor,
                                                     sub-advisor or manager.

Joseph A. Varnas*; 35      President    Since 2003   Mr. Varnas is a managing director
                                                     (since March 2003), chief technology
                                                     officer (since March 2001) and head
                                                     of product, technology and operations
                                                     of UBS Global AM (since Novem-
                                                     ber 2002). From 2000 to 2001, he
                                                     was manager of product development
                                                     in Investment Consulting Services at
                                                     UBS Financial Services Inc. Mr. Varnas
                                                     was a senior analyst in the Global
                                                     Securities Research and Economics
                                                     Group at Merrill Lynch from 1995 to
                                                     1999. Mr. Varnas is president of
                                                     23 investment companies (consisting
                                                     of 82 portfolios) for which UBS Global
                                                     AM or one of its affiliates serves as
                                                     investment advisor, sub-advisor
                                                     or manager.


--------------------------------------------------------------------------------
34

Investment Grade Municipal Income Fund Inc.

Supplemental Information (unaudited)

                                           Term of             Principal Occupation(s)
                                         Office+ and             During Past 5 Years;
                          Position(s)     Length of            Number of Portfolios in
    Name, Address,         Held with         Time           Fund Complex for which person
        and Age              Fund           Served                serves as Officer
----------------------------------------------------------------------------------------------
Keith A. Weller*; 42    Vice President   Since 1995   Mr. Weller is a director and senior
                         and Assistant                associate general counsel of UBS Global
                           Secretary                  AM. Mr. Weller is a vice president and
                                                      assistant secretary of 19 investment
                                                      companies (consisting of 40 portfolios)
                                                      for which UBS Global AM or one of its
                                                      affiliates serves as investment advisor,
                                                      sub-advisor or manager.

------------------

 + Each Director holds office until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Fund are appointed by the Directors and serve at the pleasure of the Board.
++ Mrs. Alexander and Mr. Storms are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their present or former positions with UBS Global AM and/or its affiliates.
 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.


--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

Directors

Brian M. Storms                  Richard R. Burt
Chairman
                                 Meyer Feldberg

Margo N. Alexander               Carl W. Schafer

Richard Q. Armstrong             William D. White

David J. Beaubien

Principal Officers

Joseph A. Varnas                 Elbridge T. Gerry III
President                        Vice President

Amy R. Doberman                  W. Douglas Beck
Vice President and Secretary     Vice President

Paul H. Schubert
Vice President and Treasurer


Investment Advisor and
Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS

       UBS Global Asset Management
       51 West 52nd Street
       New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR : Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 6. [Reserved by SEC for future use. ]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed - End Management Investment Companies.

The registrant's Board of Directors believes that the voting of proxies on securities held by the registrant is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the registrant's advisor. Following is a summary of the proxy voting policy of the advisor.

Corporate Governance Philosophy, Voting Guidelines and Policy Summary

The proxy voting policy of UBS Global Asset Management (US) Inc. ("UBS Global AM") is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and
(5) believes that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interests in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Item 8. [Reserved by SEC for future use. ]

Item 9. Controls and Procedures.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

    (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal income fund inc.

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    December 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    December 8, 2003

By:      /s/ Paul H. Schubert
         ---------------------
         Paul H. Schubert
         Treasurer

Date:    December 8, 2003